DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2019
Disclosure Direct Operating Costs [Abstract]
DIRECT OPERATING COSTS
DIRECT OPERATING COSTS
Brookfield Renewable’s direct operating costs for the year ended December 31 are comprised of the following:

(MILLIONS)	Notes	2019	2018	2017
Operations, maintenance and administration		$(543)	$(581)	$(567)
Water royalties, property taxes and other		(140)	(142)	(161)
Fuel and power purchases(1)		(309)	(289)	(226)
Energy marketing fees	28	(20)	(24)	(24)
		$(1,012)	$(1,036)	$(978)

(1)	Fuel and power purchases are primarily attributable to our portfolio in Colombia.